Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
A reconciliation of net assets available for benefits per the financial statements to the total net assets per the Form 5500 as of December 31, 2025 and 2024, and the change in net assets per the financial statements to the net income per the Form 5500 for the years ended December 31, 2025 and 2024, is as follows:

($ in millions)	2025	2024
Net assets available for benefits per the financial statements	$4,179	$4,306
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(7)	(20)
Total net assets per the Form 5500	$4,172	$4,286

Net increase in net assets per the financial statements	(127)	173
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts	13	5
Net income per the Form 5500	$(114)	$178